Fair Value Measurements (Summary Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Level 1 [Member] USD ($)	Mar. 31, 2012 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2012 Level 2 [Member] USD ($)	Mar. 31, 2012 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities	$ 5,220	¥ 429,000	¥ 140,000	$ 5,220	¥ 429,000	¥ 140,000
Total assets	5,220	429,000	140,000	5,220	429,000	140,000
Derivatives	0	0	5,000				0	0	5,000
Total liabilities	$ 0	¥ 0	¥ 5,000				$ 0	¥ 0	¥ 5,000